Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Finance Costs

14. Finance costs

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Interest expense on bank loan	2,053	1,584	279	617
Interest expense on convertible debentures	4,207	173	—	—
Accretion of convertible debentures	1,761	62	—	—
Interest expense on lease liabilities	22	20	6	16
	8,043	1,839	285	633